PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	¥ 280,355	¥ 214,076
Prepaid expenses and other current assets	2,557	4,566
Total current assets	707,353	372,705
Non-current assets:
Total assets	757,337	425,173
Current liabilities:
Amounts due to a related party	156	7,734
Accrued expenses and other current liabilities	637,693	84,250
Total current liabilities	898,070	326,755
Non-current liabilities:
Other non-current liabilities	117,987	39,757
Total liabilities	1,043,484	404,191
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares	(42)	(46)
Capital deficit	(126,571)	(135,179)
Retained earnings (accumulated deficits)	(162,728)	155,324
Accumulated other comprehensive income	1,232	220
Total shareholders' equity (deficit)	(286,147)	20,982	¥ (72,295)	¥ 25,998
Total liabilities and shareholders' equity (deficit)	757,337	425,173
Fang | Reportable Legal Entities
Current assets:
Cash and cash equivalents	3,436
Prepaid expenses and other current assets	2	2
Total current assets	3,438	2
Non-current assets:
Investments in subsidiaries and consolidated VIEs	257,569	22,762
Total assets	261,007	22,764
Current liabilities:
Amounts due to a related party	933	338
Accrued expenses and other current liabilities	547,520	70
Total current liabilities	548,453	408
Non-current liabilities:
Other non-current liabilities		1,374
Total liabilities	548,453	1,782
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares	(42)	(46)
Capital deficit	(126,571)	(135,179)
Retained earnings (accumulated deficits)	(162,728)	155,324
Accumulated other comprehensive income	1,232	220
Total shareholders' equity (deficit)	(287,446)	20,982
Total liabilities and shareholders' equity (deficit)	261,007	22,764
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class A ordinary shares | Fang | Reportable Legal Entities
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	163	163
Class B ordinary shares | Fang | Reportable Legal Entities
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	¥ 163	¥ 163